Subsequent Events (Details) - USD ($)	Jan. 15, 2021	Jun. 30, 2021	Mar. 24, 2021	Feb. 17, 2021	Jun. 21, 2020
Subsequent Event [Line Items]
Increase in principal amount					$ 1,022,000
Unrecognized compensation costs		$ 27,942,000
Incentive Units
Subsequent Event [Line Items]
Unrecognized compensation costs			$ 27,942,000
Oakman
Subsequent Event [Line Items]
Equity interests, percentage	100.00%
Purchase consideration	$ 15,159,000
Purchase consideration in cash	14,159,000
Purchase consideration in equity	1,000,000
Cash	14,159,000
Oakman | Adams Street Delayed Draw Term Loan
Subsequent Event [Line Items]
Drew amount	$ 15,000,000
DPSS
Subsequent Event [Line Items]
Equity interests, percentage				100.00%
Purchase consideration in cash				$ 24,773,000
Cash				24,773,000
DPSS | Adams Street Term Loan
Subsequent Event [Line Items]
Increase in principal amount				$ 32,000,000